Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 321,697,974	R$ 229,197,214
Percentage of loan products collateralized by customers’ investments on XP platform	78.00%	86.00%
Loans operations
Disclosure of financial assets [line items]
Financial assets	R$ 29,648,544	R$ 28,881,889
Loans operations | Largest Debtor [Member] | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,407,808	855,607
Loans operations | 10 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Financial assets	4,799,033	2,921,734
Loans operations | 20 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Financial assets	5,831,608	4,058,250
Loans operations | 50 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Financial assets	7,475,742	5,579,073
Loans operations | 100 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Financial assets	R$ 8,601,442	R$ 6,949,906